FINANCIAL RISK MANAGEMENT - CURRENCY RISK - Cash flows pursuant to hedging policy for the next 24 months and hedging of cash flows (Details) - Currency risk € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
FINANCIAL RISK MANAGEMENT
Threshold minimum value of annual cash flows or other exposures for hedging | €	€ 5.0
Current hedging horizon	15 months
Threshold minimum forecasted sales or purchases in foreign currencies for which hedge accounting is applied | €	€ 10.0
Net investment hedges
FINANCIAL RISK MANAGEMENT
Outstanding hedges		$ 0.0	$ 0.0
Minimum
FINANCIAL RISK MANAGEMENT
Period for which the transaction risk arising from subsidiaries' business operations is hedged	12 months
Hedged ratio for 24 months cash flow (in percent)	55.00%
Hedge horizon for currencies with high interest rate	12 months
Period during which hedged cash flow is expected to be realized	12 months
Percentage of subsidiaries' equity that may be hedged		0.00%
Maximum
FINANCIAL RISK MANAGEMENT
Period for which the transaction risk arising from subsidiaries' business operations is hedged	24 months
Hedged ratio for 24 months cash flow (in percent)	95.00%
Hedge horizon for currencies with high interest rate	18 months
Period during which hedged cash flow is expected to be realized	24 months
Percentage of subsidiaries' equity that may be hedged		50.00%
USD
FINANCIAL RISK MANAGEMENT
Cash flows set forth pursuant to hedging policy for the next 24 months		$ (1,578.8)	(1,350.3)	$ (1,322.3)
Cash flows hedged		676.9	544.0	386.0
CNH
FINANCIAL RISK MANAGEMENT
Cash flows set forth pursuant to hedging policy for the next 24 months		408.6	233.6	93.9
Cash flows hedged		(148.7)	(83.2)	(50.1)
GBP
FINANCIAL RISK MANAGEMENT
Cash flows set forth pursuant to hedging policy for the next 24 months		259.0	147.2	157.8
Cash flows hedged		(106.2)	(53.3)	(43.8)
CAD
FINANCIAL RISK MANAGEMENT
Cash flows set forth pursuant to hedging policy for the next 24 months				147.0
Cash flows hedged				(22.8)
CHF
FINANCIAL RISK MANAGEMENT
Cash flows set forth pursuant to hedging policy for the next 24 months		162.7	136.5	140.1
Cash flows hedged		(69.3)	(52.3)	(39.2)
SEK
FINANCIAL RISK MANAGEMENT
Cash flows set forth pursuant to hedging policy for the next 24 months		146.6	157.9	214.3
Cash flows hedged		(59.3)	(44.8)	(58.4)
NOK
FINANCIAL RISK MANAGEMENT
Cash flows set forth pursuant to hedging policy for the next 24 months		79.9	114.1	88.6
Cash flows hedged		(30.8)	(39.5)	(33.3)
JPY
FINANCIAL RISK MANAGEMENT
Cash flows set forth pursuant to hedging policy for the next 24 months				58.2
Cash flows hedged				(16.7)
PLN
FINANCIAL RISK MANAGEMENT
Cash flows set forth pursuant to hedging policy for the next 24 months		78.5	50.1
Cash flows hedged		(30.0)	(18.1)
CZK
FINANCIAL RISK MANAGEMENT
Cash flows set forth pursuant to hedging policy for the next 24 months		54.9	54.4
Cash flows hedged		(20.8)	(21.3)
Other
FINANCIAL RISK MANAGEMENT
Cash flows set forth pursuant to hedging policy for the next 24 months		97.6	123.7	172.4
Cash flows hedged		$ (26.1)	$ (48.0)	$ (64.7)